Non-controlling interest	9 Months Ended
Sep. 30, 2023
Non-controlling interest
Non-controlling interest

24.Non-controlling interest

	Nine months ended
	September 30,	September 30,
	2023	2022
	$’000	$’000

Balance at January 1	227,200	223,188
NCI arising on business combination*	1,922	831
Loss for the period	(8,334)	(9,162)
Other comprehensive income	8,393	5,969
Balance at September 30	229,181	220,826

*Includes non-controlling interest arising on subsequent asset acquisitions on business combination transactions.

Set out below is summarized financial information for the I-Systems subsidiary, being the only subsidiary that has non-controlling interest that is material to the Group.

Summarized balance sheet	I-Systems Soluções de Infraestrutura S.A.
	September 30,	December 31,
	2023	2022
	$’000	$’000
Current assets	92,805	102,445
Current liabilities	(45,907)	(38,834)
Current net assets	46,898	63,611

Non-current assets	503,575	462,122
Non-current liabilities	(116,275)	(92,453)
Non-current net assets	387,300	369,669

Net assets	434,198	433,280

Accumulated non-controlling interest at the end of the period	212,757	212,307

Summarized statement of comprehensive income for the reporting period	I-Systems Soluções de Infraestrutura S.A.
	Nine months ended
	September 30,	September 30,
	2023	2022
	$’000	$’000
Revenue	52,677	41,502
Loss for the period	(14,941)	(15,373)
Other comprehensive income	15,858	15,466
Total comprehensive income	917	93

Loss allocated to non-controlling interest during the period	(7,321)	(7,533)

Summarized statement of cash flows for the reporting period	I-Systems Soluções de Infraestrutura S.A.
	Nine months ended
	September 30,	September 30,
	2023	2022
	$’000	$’000
Cash flows generated from operating activities	44,425	50,769
Cash flows used in investing activities	(77,685)	(62,921)
Cash flows generated from/(used in) financing activities	30,803	(70)
Net decrease in cash and cash equivalents	(2,457)	(12,222)